Fees Summary	Apr. 15, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the related offering is $3,000,000,000.
Narrative - Max Aggregate Offering Price	$ 3,000,000,000
Final Prospectus	true